Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Consolidated Balance Sheets
Cash and equivalents	$ 4,156	$ 4,159
Restricted cash	18	30
Marketable securities and short-term investments	725	1,170
Receivables, net	6,858	6,551
Contract assets	954	990
Inventories, net	6,028	4,880
Prepaid expenses	230	206
Other current assets	505	573
Current assets held for sale and in discontinued operations	96	136
Total current assets	19,570	18,695
Restricted cash, non-current	0	300
Property, plant and equipment, net	3,911	4,045
Operating lease right-of-use assets	841	895
Investments in equity-accounted companies	130	1,670
Prepaid pension and other employee benefits	916	892
Intangible assets, net	1,406	1,561
Goodwill	10,511	10,482
Deferred taxes	1,396	1,177
Other non-current assets	467	543
Total assets	39,148	40,260
Accounts payable, trade	4,904	4,921
Contract liabilities	2,216	1,894
Short-term debt and current maturities of long-term debt	2,535	1,384
Current operating leases	220	230
Provisions for warranties	1,028	1,005
Other provisions	1,171	1,386
Other current liabilities	4,323	4,367
Current liabilities held for sale and in discontinued operations	132	381
Total current liabilities	16,529	15,568
Long-term debt	5,143	4,177
Non-current operating leases	651	689
Pension and other employee benefits	719	1,025
Deferred taxes	729	685
Other non-current liabilities	2,085	2,116
Non-current liabilities held for sale and in discontinued operations	20	43
Total liabilities	25,876	24,303
Commitments and contingencies
Redeemable noncontrolling interest	85	0
Stockholders' equity:
Common stock, CHF 0.12 par value (1,965 million and 2,053 million shares issued at December 31, 2022 and 2021, respectively)	171	178
Additional paid-in capital	141	22
Retained earnings	20,082	22,477
Accumulated other comprehensive loss	(4,556)	(4,088)
Treasury stock, at cost (100 million and 95 million shares at December 31, 2022 and 2021, respectively)	(3,061)	(3,010)
Total ABB stockholders' equity	12,777	15,579
Noncontrolling interests	410	378
Total stockholders' equity	13,187	15,957
Total liabilities and stockholders' equity	$ 39,148	$ 40,260